Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 88,721	SFr 141,826
of which encumbered	39,105	80,428
Fair value of collateral received with the right to sell or repledge	289,898	414,268
of which sold or repledged	144,747	215,601
Other information
Cash and securities restricted under foreign banking regulations	3,868	4,089
Swiss National Bank required minimum liquidity reserves	2,246	2,092
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	88,721	141,826
of which encumbered	39,105	80,428
Fair value of collateral received with the right to sell or repledge	289,898	414,268
of which sold or repledged	144,747	215,601
Other information
Cash and securities restricted under foreign banking regulations	3,423	3,465
Swiss National Bank required minimum liquidity reserves	SFr 2,246	SFr 2,092